PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Tax-Free Trust, which covers the six-month reporting period from December 1, 1997 through May 31, 1998. The report contains commentary by the portfolio manager, followed by a complete list of the trust's investments on the last day of the reporting period, and the financial statements.

Designed for tax-sensitive investors, this money market fund pursues current income exempt from federal income taxes,* along with the additional advantages of daily liquidity and stability of principal.** At the end of the reporting period, the trust's portfolio was invested in securities issued by municipalities across the U.S.

Tax-free dividends paid to shareholders during the reporting period totaled $0.02 per share.* At the end of the reporting period, the trust's net assets stood at $516.8 million.

Thank you for putting your ready cash to work pursuing tax-free income through Federated Tax-Free Trust. We welcome your comments and suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
July 15, 1998

* Income may be subject to the federal alternative minimum tax, and state and local taxes.

** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

                              INVESTMENT REVIEW

An interview with the trust's portfolio manager, Michael Sirianni, Assistant Vice President, Federated Management.

Q. What is your review of the economic and interest rate environment during the trust's six-month reporting period?

A. The economy remained robust over the reporting period, posting a rate of growth over 3.00% in the fourth quarter of 1997 and continued its above average growth into the first quarter of 1998 posting a 4.80% growth rate. At the same time, overall inflationary pressures remained somewhat tame in spite of the impressive performance from the economy and historically low unemployment numbers. Tight labor markets with consequences of wage inflation continued to occupy the thoughts of the Federal Reserve Board ("the Fed") throughout much of the reporting period. However, the reporting period coincided with the realization of an unsteady economic picture in the Pacific Rim. The Asian crisis and uneasiness of world stock markets eliminated any rate tightening intentions the Fed may have had during fourth quarter of 1997. The Fed policy continued to remain on hold the first quarter of 1998, with economic indicators giving somewhat mixed signals. Labor markets continued to show signs of strength with unemployment at or near historical lows. The key concern for the Fed in the first quarter and going forward into 1998 is whether the Asian crisis can sufficiently cool any overheating condition within the U.S. economy. Signs that the Fed is positioned to act quickly appeared at the end of the reporting period. The first quarter of 1998 ended with the Fed shifting bias from a neutral to a tightening stance. The reason for the more hawkish stance is that the Fed is clearly concerned with sustained growth in GDP in the 4.00% range.

Movements in short-term Treasury securities, particularly Treasury bills, were strongly influenced by technical factors over the period. A reduction in the overall size of Treasury bills due to improvement in the federal budget deficit kept these securities well-bid and trading well below the 5.50% federal funds target rate for most of the reporting period. In addition, a periodic flight-to-quality to these securities from investors seeking a safe haven from the turmoil overseas also drove their yields lower.

Reflecting aggressive demand for treasury bills, yields on one-year tax-free municipal notes were attractive for most of the reporting period, averaging roughly 68% treasury bills. One-year municipal notes, for example, began the reporting period close to 3.75%. Yields fell to the 3.60% range in January, and to 3.50% in February due to supply constraints and fears that the as-yet-unknown impact of the financial troubles in Asian on the domestic economy might be worse than previously thought. Yields then rose to close the reporting period in the 3.70% range as domestic economic growth continued.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over this period, notably calendar year end and income tax payment season. Variable rate demand notes (VRDNs), which comprise more than 50% of the trust's assets, started the period in the 3.80% range, but moved sharply higher in December to above the 4.00% level as supply and demand imbalances occurred. Yields then declined in January, as coupon payments looked to reinvest and year-end selling pressures eased, VRDNs yields fell drastically ending the period below where they began, to the 3.30% range. Yields only averaged a little over 3.10% during February and March before rising to the 4.00% range in April due to traditional tax season selling pressures. Over the six-month reporting period, VRDN yields averaged roughly 66% of taxable rates making them attractive for investors at the 36% or higher federal tax brackets.

Q. What was your strategy for the trust?

A. The trust's average maturity at the beginning of the period was approximately 45 days. The trust remained close to a 35-45 average maturity range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. We continue to emphasize a barbelled structure for the portfolio, combining a significant position in seven-day VRDNs with purchases of longer-term securities with maturities between six and twelve months. Once an average maturity range is targeted, the portfolio attempts to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as treasury securities. This portfolio structure continues to pursue a competitive yield over time.

Q. How has the trust performed?
A. The seven-day net yield* for the trust's Shares on May 31,1998, was 3.41% compared to 3.51% six months ago. The latest yield was the equivalent of a 5.65% taxable yield for investors in the highest federal bracket. Over the reporting period, the tax-exempt yield averaged 3.24%, which is equivalent to a pre-tax yield of 5.36% for those same investors.**

Q. As we approach mid year, what is your outlook for the remainder of 1998?

A. The jury is still out on the extent of the impact that the crisis in Asian economies will have on U.S. growth. As a result, the Fed, although certain to be troubled by persistent above-trend growth in an environment where labor markets are tight, will likely remain on hold until the effect is better known. Much of this should be revealed over the second and third quarters, and if the drag on the U.S. economy does not materialize, expectations of a need for Fed rate increase will most likely rebuild. In the near term, however, market movements will as likely reflect technical factors as fundamental ones. These supply/demand imbalances could very well present attractive investment opportunities for the trust. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

* The seven-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

** Performance quoted represents past performance and is not indicative of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

                         SHAREHOLDER MEETING RESULTS

A Special Meeting of Shareholders of Federated Tax-Free Trust (the "Trust") was held on April 30, 1998. On March 6,1998, the record date for Shareholders eligible to vote at the meeting, there were 631,769,553 total outstanding shares. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1: To elect five trustees.

                          SHARES VOTED   SHARES VOTED
                               FOR         WITHHELD
 Thomas G. Bigley          366,895,584     419,985
 John T. Conroy, Jr.       366,895,584     419,985
 Peter E. Madden           366,895,584     419,985
 John E. Murray, Jr.       366,895,584     419,985
 Nicholas P. Constantakis  366,895,584     419,985

AGENDA ITEM 2: To approve or disapprove an amendment in the trust's Fundamental investment policy on diversification of its investments.

The results of shareholders voting were as follows:

 SHARES VOTED   SHARES VOTED    SHARES      BROKER
     FOR           AGAINST     ABSTAIN     NON-VOTE
 353,180,587      8,161,649   5,973,317       16

AGENDA ITEM 3: To approve or disapprove amending and changing from Fundamental to an operating policy the trust's policy regarding the maturity Of money market securities in which it will invest.

The results of shareholders voting were as follows:

SHARES VOTED   SHARES VOTED    SHARES       BROKER
     FOR           AGAINST     ABSTAIN     NON-VOTE
 352,857,683    8,473,471     5,984,399       16

AGENDA ITEM 4: To approve or disapprove amending and changing from Fundamental to an operating policy the trust's ability to invest in Restricted securities.

The results of shareholders voting were as follows:

SHARES VOTED   SHARES VOTED    SHARES      BROKER
     FOR           AGAINST     ABSTAIN     NON-VOTE
 354,262,061    4,513,064     8,540,428       16

AGENDA ITEM 5: To approve or disapprove removing the trust's fundamental Investment policy on investing in new issuers.

The results of shareholders voting were as follows:

SHARES VOTED   SHARES VOTED    SHARES      BROKER
     FOR           AGAINST     ABSTAIN     NON-VOTE
 352,945,248    8,733,033     5,637,272       16

AGENDA ITEM 6: To approve or disapprove removing the trust's fundamental Investment policy on investing in options.

The results of shareholders voting were as follows:

SHARES VOTED   SHARES VOTED     SHARES      BROKER
     FOR          AGAINST      ABSTAIN     NON-VOTE
 345,070,023    16,952,073    5,293,458       15

                          PORTFOLIO OF INVESTMENTS
                          FEDERATED TAX-FREE TRUST
                          MAY 31, 1998 (UNAUDITED)

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--99.7%
 ALABAMA--1.5%
 $          7,500,000 Jefferson County, AL, GO Warrants (Series 1996) Weekly VRDNs   $    7,500,000
                      (Bayerische Landesbank Girozentrale LOC)
 ALASKA--1.1%
            5,700,000 Alaska State Housing Finance Corp., General Mortgage Revenue        5,700,000
                      Bonds (Series 1997A) Weekly VRDNs (Bank of America NT and SA,
                      San Francisco LIQ)
 ARIZONA--3.1%
            4,900,000 Apache County, AZ IDA, 1983 (Series A) Weekly VRDNs (Tucson         4,900,000
                      Electric Power Co.)/(Toronto- Dominion Bank LOC)
            5,780,000 Glendale, AZ IDA, Variable Rate Senior Living Facilities            5,780,000
                      Revenue Bonds Weekly VRDNs (Friendship Retirement
                      Corporation)/(Norwest Bank Minnesota, NA LOC)
            3,500,000 Maricopa County, AZ School District No. 6, (Series 1997A),          3,501,412
                      4.40% TANs, 6/30/1998
            2,000,000 Tempe, AZ School District No. 213, (Series 1997A), 4.40%            2,000,807
                      TANs, 6/30/1998
                      Total                                                              16,182,219
 CALIFORNIA--2.9%
           10,000,000 Los Angeles County, CA, 4.50% TRANs, 6/30/1998                     10,004,971
            2,500,000 Placer, CA Union High School District, (Series 1997), 4.45%         2,503,656
                      TRANs, 9/10/1998
            2,200,000 Western Placer, CA Unified School District, 4.45% TRANs,            2,203,217
                      9/10/1998
                      Total                                                              14,711,844
 COLORADO--1.0%
            5,270,000 Loveland, CO, IDR (Series 1993S), 3.80% TOBs (Safeway,              5,270,000
                      Inc.)/(Bankers Trust Co., New York LOC), Mandatory Tender
                      6/1/1998
 DISTRICT OF COLUMBIA--3.4%
            5,000,000 District of Columbia, (Series 1998C), 5.00% TRANs (Union
                      Bank 5,018,434 of Switzerland, Zurich LOC), 9/30/1998
            5,000,000 District of Columbia, (Series B), 4.50% TRANs (Morgan               5,010,039
                      Guaranty Trust Co., New York and Union Bank of Switzerland,
                      Zurich LOCs), 9/30/1998
            7,350,000 District of Columbia, Variable Rate Demand/Fixed Rate Revenue       7,350,000
                      Bonds (Series 1997) Weekly VRDNs (Children's Defense
                      Fund)/(First National Bank of Maryland, Baltimore LOC)
                      Total                                                              17,378,473
 FLORIDA--6.2%
            6,510,000 Fort Lauderdale, FL Performing Arts Center Authority Weekly         6,510,000
                      VRDNs (SunTrust Bank, Central Florida LOC)
           17,500,000 Highlands County, FL Health Facilities, (Series 1996A              17,500,000
                      Accounts Receivable) Weekly VRDNs (Adventist Health
                      System)/(CAPMAC Holdings, Inc. INS)/(First National Bank of
                      Chicago LIQ)

FEDERATED TAX-FREE TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 FLORIDA--CONTINUED
 $          4,000,000 Highlands County, FL Health Facilities, Variable Rate Demand   $    4,000,000
                      Revenue Bonds (Series 1996A) Weekly VRDNs (Adventist Health
                      System)/(SunTrust Bank, Central Florida LOC)
            3,975,000 Putnam County, FL Development Authority, PCR Bonds (Pooled
                      3,975,000 Series 1984S) Weekly VRDNs (Seminole Electric
                      Cooperative, Inc (FL))/(National Rural Utilities
                      Cooperative Finance Corp.
                      LOC)
                      Total                                                              31,985,000
 GEORGIA--1.7%
            3,000,000 Marietta, GA Housing Authority, Multifamily Housing Revenue         3,000,000
                      Refunding Bonds (Series 1996) Weekly VRDNs (Winterset
                      Apartments Project)/(Wachovia Bank of NC, NA, Winston-Salem
                      LOC)
            6,000,000 Monroe County, GA Development Authority IDRB, Pollution             6,000,000
                      Control Revenue Bonds (First Series 1997) Daily VRDNs
                      (Georgia Power Co.)/(Georgia Power Co. GTD)
                      Total                                                               9,000,000
 ILLINOIS--5.4%
            4,755,105 ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs          4,755,105
                      (Lasalle National Bank, Chicago LIQ)/(Lasalle National Bank,
                      Chicago LOC)
            4,500,000 (b)Chicago, IL Public Building Commission, PT-155, 3.75% TOBs       4,500,000
                      (Chicago, IL Board of Education)/(MBIA INS)/(Bayerische
                      Hypotheken-Und Wechsel-Bank Ag LIQ), Optional Tender
                      1/14/1999
            1,000,000 Illinois Development Finance Authority Weekly VRDNs (Lyric          1,000,000
                      Opera of Chicago)/(Caisse Nationale De Credit Agricole,
                      Paris, Harris Trust & Savings Bank, Chicago, NBD Bank,
                      Michigan and Northern Trust Co., Chicago, IL LOCs)
           12,900,000 Illinois Health Facilities Authority Weekly VRDNs (OSF Health      12,900,000
                      Care Systems)
            4,810,000 Illinois Housing Development Authority, (1997 Subseries B-1),       4,810,000
                      4.10% TOBs, Mandatory Tender 7/7/1998
                      Total                                                              27,965,105
 INDIANA--2.4%
            5,000,000 Indiana Bond Bank, Advance Funding Program Notes (Series 1998       5,012,345
                      A-2), 4.00% TANs (Lasalle National Bank, Chicago LOC),
                      1/20/1999
            7,600,000 Indianapolis, IN Local Public Improvement Bond Bank, (Series        7,603,486
                      1997E), 4.25% TANs (Indianapolis, IN), 7/9/1998
                      Total                                                              12,615,831
 LOUISIANA--1.1%
            5,635,000 New Orleans, LA, Class A Certificates (Series 1998-1)
                      Weekly 5,635,000 VRDNs (AMBAC INS)/(Bank of New York, New
                      York LIQ)
 MARYLAND--5.9%
              940,000 Maryland EDC, Variable Rate Demand/Fixed Rate Refunding               940,000
                      Revenue Bonds (1997 Issue) Weekly VRDNs (Jenkins Memorial
                      Nursing Home, Inc. Facility)/(First National Bank of
                      Maryland, Baltimore LOC)

FEDERATED TAX-FREE TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 MARYLAND--CONTINUED
 $         10,000,000 Maryland Health & Higher Educational Facilities Authority,     $   10,000,000
                      Pooled Loan Program Revenue Notes, 3.70% CP (John Hopkins
                      University)/(Nationsbank, NA, Charlotte LIQ), Mandatory
                      Tender 8/12/1998
            9,300,000 Maryland Health & Higher Educational Facilities Authority,          9,300,000
                      Series 1997 Weekly VRDNs (Augsburg Lutheran Home of MD.,
                      Inc.)/(First National Bank of Maryland, Baltimore LOC)
            7,775,000 Maryland Health & Higher Educational Facilities Authority,          7,775,000
                      Variable Rate Demand/Fixed Rate Revenue Bonds Weekly VRDNs
                      (Capitol College)/(First National Bank of Maryland, Baltimore
                      LOC)
            2,640,000 Queen Annes County, MD Economic Development Revenue, (Series        2,640,000
                      1994), 3.80% TOBs (Safeway, Inc.)/(Bankers Trust Co., New
                      York LOC), Mandatory Tender 6/1/1998
                      Total                                                              30,655,000
 MASSACHUSETTS--4.7%
           13,810,000 Clipper Tax Exempt Trust (Non-AMT Multistate), (Series A)          13,810,000
                      Weekly VRDNs (MBIA INS)/(State Street Bank and Trust Co. LIQ)
           10,500,000 Commonwealth of Massachusetts, (1997 Series B) Weekly VRDNs        10,500,000
                      (Landesbank Hessen-Thueringen, Frankfurt LIQ)
                      Total                                                              24,310,000
 MICHIGAN--2.7%
            4,800,000 Kalamazoo, MI Economic Development Corp., 1995 Limited              4,800,000
                      Obligation Revenue Refunding Bonds Weekly VRDNs (Wyndham
                      Project, MI)/(First of America Bank - Illinois LOC)
              280,000 Michigan State Hospital Finance Authority, (Series A) Weekly          280,000
                      VRDNs (OSF Health Care Systems)
            3,600,000 Michigan State Housing Development Authority, (Series 1991)         3,600,000
                      Weekly VRDNs (Forest Hills Apartments)/(National Australia
                      Bank, Ltd., Melbourne LOC)
            5,000,000 Michigan State, GO UT, 4.50% TRANs, 9/30/1998                       5,014,053
                      Total                                                              13,694,053
 MINNESOTA--4.5%
           21,000,000 Rochester, MN Health Care Facility Authority Weekly VRDNs          21,000,000
                      (Mayo Foundation)/(Rabobank Nederland, Utrecht LIQ)
            2,000,000 Rochester, MN Health Care Facility Authority Weekly VRDNs           2,000,000
                      (Mayo Foundation)/(Rabobank Nederland, Utrecht LIQ)
                      Total                                                              23,000,000
 MISSOURI--3.7%
            5,000,000 Missouri State Environmental Improvement & Energy Authority,        5,000,000
                      PCR Bonds Series 1985B, 3.65% CP (Union Electric
                      Co.)/(Westdeutsche Landesbank Girozentrale LOC), Mandatory
                      Tender 8/25/1998

FEDERATED TAX-FREE TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 MISSOURI--CONTINUED
 $         14,180,000 Missouri State HEFA, Health Facilities Revenue Bonds (Series   $   14,180,000
                      1996A) Weekly VRDNs (Deaconess Long Term Care of
                      Missouri)/(Bank One, Texas NA LOC)
                      Total                                                              19,180,000
 MULTI STATE--2.7%
           13,782,040 Equity Trust I, (1996 Series) Weekly VRDNs (Bayerische             13,782,040
                      Hypotheken-Und Wechsel-Bank AG LOC)
 NEVADA--1.2%
            6,000,000 Las Vegas Valley, NV Water District, (Series A), 3.60% CP           6,000,000
                      (Union Bank of Switzerland, Zurich and Westdeutsche
                      Landesbank Girozentrale LOCs), Mandatory Tender 7/13/1998
 NORTH CAROLINA--5.9%
           20,000,000 Martin County, NC IFA, (Series 1993) Weekly VRDNs                  20,000,000
                      (Weyerhaeuser Co.)
           10,550,000 NCNB Pooled Tax-Exempt Trust, (Series 1990A) Weekly VRDNs          10,550,000
                      (NCNB Tax Exempt Trust 1990a)/(Nationsbank, NA, Charlotte
                      LOC)
                      Total                                                              30,550,000
 OHIO--5.4%
            4,500,000 Clermont County, OH, Adjustable Rate Hospital Facilities            4,500,000
                      Revenue Bonds (Series 1996) Weekly VRDNs (Mercy Health
                      Systems)/(Westdeutsche Landesbank Girozentrale LIQ)
            1,260,000 Marion County, OH Hospital Authority, (Series 1991) Weekly          1,260,000
                      VRDNs (Marion County, OH Pooled Hospital Program)/(Bank One,
                      Ohio, NA LOC)
           11,000,000 Montgomery County, OH Health Facilities Authority, (Series         11,000,000
                      1998B), 3.60% CP (Miami (OH) Valley Hospital), Mandatory
                      Tender 7/16/1998
            1,000,000 Ohio State Air Quality Development Authority Weekly VRDNs           1,000,000
                      (Timken Co.)/(Credit Suisse First Boston LOC)
            6,000,000 Ohio State Water Development Authority, PCR Refunding
                      Bonds 6,000,000 (Series 1997) Weekly VRDNs (Philip Morris
                      Cos., Inc.)
            4,275,000 Ross County, OH, Hospital Facilities Revenue Bonds (Series          4,275,000
                      1995) Weekly VRDNs (Medical Center Hospital Project)/(Fifth
                      Third Bank, Cincinnati LOC)
                      Total                                                              28,035,000
 OKLAHOMA--1.2%
            2,540,000 Muskogee, OK Industrial Trust, (Series 1985) Weekly VRDNs           2,540,000
                      (Muskogee Mall Limited Partnership)/(Boatmen's National Bank
                      of St. Louis LOC)
            3,510,000 Muskogee, OK Industrial Trust, (Series 1985) Weekly VRDNs           3,510,000
                      (Warmack Musskogee Ltd. Partnership)/(Boatmen's National Bank
                      of St. Louis LOC)
                      Total                                                               6,050,000
 OREGON--1.2%
            6,000,000 Oregon State Housing and Community Services Department,             6,000,000
                      Mortgage Revenue Bonds (1998 Series C), 3.75% BANs, 5/13/1999

FEDERATED TAX-FREE TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 PENNSYLVANIA--9.3%
 $         10,095,000 Dauphin County, PA General Authority, (Education and Health    $   10,095,000
                      Loan Program, Series 1997) Weekly VRDNs (AMBAC INS)/(Chase
                      Manhattan Bank NA, New York LIQ)
              700,000 Dauphin County, PA General Authority, (Series A of 1997)              700,000
                      Weekly VRDNs (Allhealth Pooled Financing Program)/(FSA
                      INS)/(Credit Suisse First Boston LIQ)
            9,500,000 Doylestown Hospital Authority, PA, Doylestown Hospital              9,500,000
                      Revenue Bonds Weekly VRDNs (AMBAC INS)/(PNC Bank, NA LIQ)
           14,000,000 Easton Area School District, PA, (Series 1997) Weekly VRDNs        14,000,000
                      (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)
            8,000,000 Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent        8,000,000
                      Health System)/(Mellon Bank NA, Pittsburgh LOC)
            6,000,000 North Penn Health, Hospital and Education Authority, PA,            6,000,000
                      Hospital Revenue Bonds (Series 1998) Weekly VRDNs (North Penn
                      Hospital, PA)/(First Union National Bank, Charlotte, NC LOC)
                      Total                                                              48,295,000
 SOUTH CAROLINA--1.5%
            7,960,000 South Carolina State Public Service Authority, 3.60% CP (Bank       7,960,000
                      of America NT and SA, San Francisco, Bank of Nova Scotia,
                      Toronto, Commerzbank AG, Frankfurt and Toronto- Dominion Bank
                      LIQs), Mandatory Tender 7/14/1998
 SOUTH DAKOTA--0.5%
            2,685,000 South Dakota Housing Development Authority, (Series I), 3.90%       2,685,000
                      TOBs, Mandatory Tender 8/13/1998
 TENNESSEE--3.2%
            2,500,000 Chattanooga, TN HEFA Weekly VRDNs (Mccallie School)/(SunTrust       2,500,000
                      Bank, Atlanta LOC)
           14,000,000 Chattanooga, TN HEFA Weekly VRDNs (Sisken                          14,000,000
                      Hospital)/(Nationsbank of Tennessee LOC)
                      Total                                                              16,500,000
 TEXAS--9.4%
            3,660,000 Dallas, TX, (Series C), 3.95% TOBs, Optional Tender
           6/15/1998 3,660,000 15,400,000 Harris County, TX HFDC, Hospital
           Revenue Bonds (Series 1997) 15,400,000
                      Daily VRDNs (Methodist Hospital, Harris County, TX)
            6,930,000 Matagorda County, TX Navigation District Number One, CDC            6,930,000
                      (Series 1997D) Weekly VRDNs (Houston Light & Power Co.)/(FGIC
                      INS)/(CDC Municipal Products, Inc. LIQ)
            5,000,000 North Central Texas HFDC, Flexible Rate Hospital Revenue            5,000,000
                      Bonds (Series 1991A), 3.60% CP (Methodist Hospitals of
                      Dallas)/(MBIA INS)/(Rabobank Nederland, Utrecht LIQ),
                      Mandatory Tender 7/14/1998
            2,760,000 TX Pooled Tax Exempt Trust, Certificates of Participation           2,760,000
                      (Series 1996) Weekly VRDNs (Bank One, Texas NA LOC)
           15,000,000 Texas State, (Series A), 4.75% TRANs, 8/31/1998                    15,032,752
                      Total                                                              48,782,752

FEDERATED TAX-FREE TRUST

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 WEST VIRGINIA--1.9%
 $          7,000,000 Cabell County Commission, WV, Life Care Facilities             $    7,000,000
                      Multi-Option Revenue Bonds (Series 1995) Weekly VRDNs (Foster
                      Foundation)/(Huntington National Bank, Columbus, OH LOC)
            3,000,000 Oak Hill, WV, Variable Rate Industrial Development Refunding        3,009,730
                      Revenue Bonds (Series 1991A), 4.95% TOBs (Fayette Plaza)/(ABN
                      AMRO Bank N.V., Amsterdam LOC), Mandatory Tender 10/1/1998
                      Total                                                              10,009,730
 WISCONSIN--5.0%
            8,600,000 Waukesha, WI School District, 4.10% TRANs, 8/21/1998                8,603,666
            7,600,000 Wisconsin Health and Educational Facilities Authority,              7,600,000
                      Revenue Bonds (Series 1994) Weekly VRDNs (Felician Health
                      Care, Inc. Project)/(Lasalle National Bank, Chicago LOC)
            5,000,000 Wisconsin State, (Series A), 5.75% Bonds, 5/1/1999                  5,091,107
            4,500,000 Wisconsin State, Series G, 6.75% Bonds (United States               4,665,600
                      Treasury PRF), 5/1/1999 (@101)
                      Total                                                              25,960,373
                      TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                        $ 515,392,420

(a) The Trust may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ('NRSROs') or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1, and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Trust follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At May 31, 1998, the portfolio securities were rated as follows:

TIER RATING BASED ON TOTAL MARKET VALUE (UNAUDITED)

FIRST TIER      SECOND TIER
100.0%              0%

(b) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 1998, these securities amounted to $4,500,000, which represents 0.9% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($516,772,306) at May 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation AMT --Alternative Minimum Tax BANs --Bond Anticipation Notes CAPMAC --Capital Municipal Assurance Corporation CP --Commercial Paper EDC --Economic Development Commission FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GO --General Obligation GTD --Guaranty HEFA --Health and Education Facilities Authority HFDC --Health Facility Development Corporation IDA --Industrial Development Authority IDR --Industrial Development Revenue IDRB --Industrial Development Revenue Bond IFA --Industrial Finance Authority INS --Insured LIQ --Liquidity Agreement LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance PCR --Pollution Control Revenue PRF --Prerefunded TANs --Tax Anticipation Notes TOBs --Tender Option Bonds TRANs --Tax and Revenue Anticipation Notes UT --Unlimited Tax VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES
                          FEDERATED TAX-FREE TRUST
                          MAY 31, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                         $ 515,392,420
 Cash                                                                                       602,154
 Income receivable                                                                        4,895,308
 Prepaid expenses                                                                             8,855
   Total assets                                                                         520,898,737
 LIABILITIES:
 Payable for investments purchased                                      $ 2,540,000
 Income distribution payable                                              1,562,354
 Accrued expenses                                                            24,077
   Total liabilities                                                                      4,126,431
 NET ASSETS for 516,790,354 shares outstanding                                        $ 516,772,306
 NET ASSETS CONSIST OF:
 Paid in capital                                                                      $ 516,782,495
 Accumulated net realized loss on investments                                              (10,189)
   Total Net Assets                                                                   $ 516,772,306
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 $516,772,306 / 516,790,354 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
                          FEDERATED TAX-FREE TRUST
                  SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                              $ 10,738,284
 EXPENSES:
 Investment advisory fee                                                 $ 1,165,737
 Administrative personnel and services fee                                   219,741
 Custodian fees                                                               14,974
 Transfer and dividend disbursing agent fees and expenses                     17,819
 Directors'/Trustees' fees                                                    10,431
 Auditing fees                                                                 8,279
 Legal fees                                                                    5,514
 Portfolio accounting fees                                                    49,765
 Shareholder services fee                                                    728,586
 Share registration costs                                                     12,397
 Printing and postage                                                          5,514
 Insurance premiums                                                            6,787
 Taxes                                                                         8,554
 Miscellaneous                                                                 4,939
   Total expenses                                                          2,259,037
 Waivers--
   Waiver of investment advisory fee                        $ (343,764)
   Waiver of shareholder services fee                         (582,868)
     Total waivers                                                         (926,632)
       Net expenses                                                                       1,332,405
         Net investment income                                                            9,405,879
 Net realized gain on investments                                                            12,356
   Change in net assets resulting from operations                                      $  9,418,235

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                          FEDERATED TAX-FREE TRUST

                                                                 SIX MONTHS
                                                                   ENDED
                                                                 (UNAUDITED)        YEAR ENDED
                                                                   MAY 31,         NOVEMBER 30,
                                                                    1998                1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                         $      9,405,879   $      23,599,871
 Net realized gain (loss) on investments                                 12,356            (14,032)
   Change in net assets resulting from operations                     9,418,235          23,585,839
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                           (9,405,879)        (23,599,871)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                     1,044,840,209       2,258,839,187
 Net asset value of shares issued to shareholders in payment            610,281           1,764,863
 of distributions declared
 Cost of shares redeemed                                         (1,164,209,817)    (2,372,855,710)
   Change in net assets resulting from share transactions         (118,759,327)       (112,251,660)
     Change in net assets                                         (118,746,971)       (112,265,692)
 NET ASSETS:
 Beginning of period                                                635,519,277         747,784,969
 End of period                                                 $    516,772,306   $     635,519,277

(See Notes which are an integral part of the Financial Statements)

                            FINANCIAL HIGHLIGHTS
                          FEDERATED TAX-FREE TRUST

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                         SIX MONTHS
                                            ENDED
                                         (UNAUDITED)
                                            MAY 31,                YEAR ENDED NOVEMBER 30,
                                             1998      1997      1996      1995        1994        1993
NET ASSET VALUE, BEGINNING OF PERIOD        $1.00     $1.00     $1.00     $1.00       $1.00       $1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                     0.02      0.03      0.03      0.04        0.02        0.02
LESS DISTRIBUTIONS
   Distributions from net
   investment income                       (0.02)    (0.03)    (0.03)    (0.04)      (0.02)      (0.02)
NET ASSET VALUE, END OF PERIOD              $1.00     $1.00     $1.00     $1.00       $1.00       $1.00
TOTAL RETURN(A)                             1.63%     3.31%     3.18%     3.57%       2.43%       2.18%
RATIOS TO AVERAGE NET ASSETS
   Expenses                                0.45%*     0.45%     0.45%     0.45%       0.45%       0.46%
   Net investment income                   3.23%*     3.25%     3.12%     3.51%       2.38%       2.16%
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)  $516,772  $635,519  $747,785  $807,369  $1,215,547  $1,346,791

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                          FEDERATED TAX-FREE TRUST
                          MAY 31, 1998 (UNAUDITED)

ORGANIZATION

Federated Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Trust is to provide dividend income exempt from federal regular income tax while seeking relative stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At November 30, 1997, the Trust, for federal tax purposes, had a capital loss carryforward of $45,231, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR   EXPIRATION AMOUNT
       2002             $ 11,840
       2003                1,341
       2004               18,018
       2005               14,032

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at May 31, 1998 is as follows:

 SECURITY                                 ACQUISITION DATE    ACQUISITION COST
 Chicago, IL Public Building Commission         1/23/93           4,500,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 1998, capital paid-in aggregated $516,782,495.

Transactions in shares were as follows:


                                                              SIX MONTHS
                                                                 ENDED        YEAR ENDED
                                                                 MAY 31,      NOVEMBER 30,
                                                                  1998            1997
 Shares sold                                                 1,044,840,209   2,258,839,187
 Shares issued to shareholders in payment of                       610,281       1,764,863
 distributions declared
 Shares redeemed                                           (1,164,209,817) (2,372,855,710)
   Net change resulting from share transactions              (118,759,327)   (112,251,660)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Research, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses exceed 0.45%% of average daily net assets of the Trust.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended May 31, 1998, the Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $676,196,482 and $673,970,089, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

                                  TRUSTEES
                               John F. Donahue
                              Thomas G. Bigley
                             John T. Conroy, Jr.
                          Nicholas P. Constantakis
                             William J. Copeland
                             James E. Dowd, Esq.
                           Lawrence D. Ellis, M.D.
                        Edward L. Flaherty, Jr., Esq.
                               Peter E. Madden
                      John E. Murray, Jr., J.D., S.J.D.
                              Wesley W. Posvar
                              Marjorie P. Smuts

                                  OFFICERS
                               John F. Donahue
                                  Chairman

                               Glen R. Johnson
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher
                               Vice President

                              Matthew S. Hardin
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated Tax-Free Trust
SEMI-ANNUAL REPORT TO SHAREHOLDERS
MAY 31, 1998

Federated Investors
Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 314282104
8070103 (7/98)